Income Taxes Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 236	$ 164
Tax Credit Carryforward, Deferred Tax Asset	70	60
Deferred Tax Assets, Inventory	148	145
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	78	73
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	113	101
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	133	117
Deferred Tax Assets, Gross	778	660
Deferred Tax Assets, Valuation Allowance	(228)	(157)
Deferred Tax Assets, Net of Valuation Allowance	550	503
Deferred Tax Liabilities, Other Comprehensive Income	(12)	(11)
Deferred Tax Liabilities, Property, Plant and Equipment	(204)	(207)
Deferred Tax Liabilities, Intangible Assets	(307)	(332)
Deferred Tax Liabilities, Net	(523)	(550)
Deferred Tax Assets, Net	$ 27	$ (47)